Share-based compensation - ESC outstanding rights (Details) - Equity sharing certificate plan - EquityInstruments	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Outstanding subscription rights	198,750	198,750	265,600	275,933
Not later than one year
Share-based compensation
Outstanding subscription rights			151,600
Later than one year and not later than two years
Share-based compensation
Outstanding subscription rights			6,000
Later than three years and not later than four years
Share-based compensation
Outstanding subscription rights	90,750
Later than four years and not later than five years
Share-based compensation
Outstanding subscription rights		90,750
Later than six years and not later than seven years
Share-based compensation
Outstanding subscription rights	108,000
Later than seven years and not later than eight years
Share-based compensation
Outstanding subscription rights		108,000
Later than eight years and not later than nine years
Share-based compensation
Outstanding subscription rights			108,000
Subscription Price 1.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights	90,750	90,750	157,600
Subscription Price 1.00CHF / Floor Price 2.30CHF | Not later than one year
Share-based compensation
Outstanding subscription rights			151,600
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than one year and not later than two years
Share-based compensation
Outstanding subscription rights			6,000
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than three years and not later than four years
Share-based compensation
Outstanding subscription rights	90,750
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than four years and not later than five years
Share-based compensation
Outstanding subscription rights		90,750
Subscription Price 2.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights	108,000	108,000	108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than six years and not later than seven years
Share-based compensation
Outstanding subscription rights	108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than seven years and not later than eight years
Share-based compensation
Outstanding subscription rights		108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than eight years and not later than nine years
Share-based compensation
Outstanding subscription rights			108,000